Note 8 - Fair Value - Significant Unobservable Inputs Used In Fair Value Measurement Of Assets (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and advances [Member] | Bottom Of Range Member | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Repo Funding Curve	(1,00%)	(6)
Loans and advances [Member] | Weighted Average Member | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Repo Funding Curve	0,00%	16
Loans and advances [Member] | Top Of Range [Member] | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Repo Funding Curve	1,00%	100
Debt Securities [Member] | Bottom Of Range Member | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	4,32
Recovery Rate	0,00%
Comparable Prices Inputs	0,10%
Debt Securities [Member] | Bottom Of Range Member | Market Comparable Prices Member
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread		18	37
Recovery Rate		0,00%	0,00%
Comparable Prices Inputs		0,01%	1,00%
Debt Securities [Member] | Weighted Average Member | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	47,01
Recovery Rate	37,06%
Comparable Prices Inputs	99,92%
Debt Securities [Member] | Weighted Average Member | Market Comparable Prices Member
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread		83	152
Recovery Rate		28,38%	32,06%
Comparable Prices Inputs		98,31%	88,00%
Debt Securities [Member] | Top Of Range [Member] | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	564,22
Recovery Rate	40,00%
Comparable Prices Inputs	143,87%
Debt Securities [Member] | Top Of Range [Member] | Market Comparable Prices Member
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread		504	385
Recovery Rate		40,00%	40,00%
Comparable Prices Inputs		135,94%	275,00%
Credit Option [Member] | Bottom Of Range Member | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default		19,37%	0,00%
Credit Option [Member] | Weighted Average Member | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default		44,33%	37,98%
Credit Option [Member] | Top Of Range [Member] | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default		61,08%	60,26%
Corporate Bond Option [Member] | Bottom Of Range Member | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility		-	-
Corporate Bond Option [Member] | Weighted Average Member | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility		-	-
Corporate Bond Option [Member] | Top Of Range [Member] | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility		-	-
Equity OTC Option [Member] | Bottom Of Range Member | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs			13,79
Forward Volatility		35,12	47,05
Equity OTC Option [Member] | Bottom Of Range Member | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs		2,49
Equity OTC Option [Member] | Weighted Average Member | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs			27,24
Forward Volatility		35,12	47,05
Equity OTC Option [Member] | Weighted Average Member | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs		23,21
Equity OTC Option [Member] | Top Of Range [Member] | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs			65,02
Forward Volatility		35,12	47,05
Equity OTC Option [Member] | Top Of Range [Member] | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs		60,90
Equity OTC FX Option [Member] | Bottom Of Range Member | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs		3,70	5,05
Equity OTC FX Option [Member] | Weighted Average Member | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs		6,30	7,73
Equity OTC FX Option [Member] | Top Of Range [Member] | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs		10,05	9,71
Interest Rate Option [Member] | Bottom Of Range Member | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)		0,25	0,25
Correlation Rate Credit		(100)	(100)
Credit Default Volatility		-	-
Interest Rate Option [Member] | Weighted Average Member | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)		2,00	9,00
Credit Default Volatility		-	-
Interest Rate Option [Member] | Top Of Range [Member] | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)		18,00	18,00
Correlation Rate Credit		100	100
Credit Default Volatility		-	-
Credit Derivatives [Member] | Bottom Of Range Member | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	30,40%
Credit Derivatives [Member] | Weighted Average Member | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	44,87%
Credit Derivatives [Member] | Top Of Range [Member] | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	60,95%
Variable Income Derivatives [Member] | Bottom Of Range Member | Option Models On Equities Baskets Of Equity Funds [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlations Inputs	(100%)
Volatility Inputs	6,52
Variable Income Derivatives [Member] | Weighted Average Member | Option Models On Equities Baskets Of Equity Funds [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlations Inputs	100%
Volatility Inputs	29,90
Variable Income Derivatives [Member] | Top Of Range [Member] | Option Models On Equities Baskets Of Equity Funds [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlations Inputs	100%
Volatility Inputs	141,77
Exchange Rate Derivatives [Member] | Bottom Of Range Member | Option Models Of FX Underlyings [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs	4,11
Exchange Rate Derivatives [Member] | Weighted Average Member | Option Models Of FX Underlyings [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs	10,00
Exchange Rate Derivatives [Member] | Top Of Range [Member] | Option Models Of FX Underlyings [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Volatility Inputs	16,14
Interest Rate Derivatives [Member] | Bottom Of Range Member | Option Models On IR Underlying [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)	0,25
Correlation Rate Credit	(100)
Credit Default Volatility	-
Interest Rate Derivatives [Member] | Weighted Average Member | Option Models On IR Underlying [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)	2,00
Credit Default Volatility	-
Interest Rate Derivatives [Member] | Top Of Range [Member] | Option Models On IR Underlying [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)	18,00
Correlation Rate Credit	100
Credit Default Volatility	-